Other disclosures - Risk review - Contractural maturity of financial assets and liabilities (Parenthetical) (Details) - Held for sale [member] - GBP (£)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Other assets	£ 1,193,000,000	£ 71,454,000,000
Other liabilities	£ 0	£ 65,292,000,000